Stream, Royalty and Other Interests (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Property, Plant And Equipment And Exploration And Evaluation [Abstract]
Carrying Amount Related to Stream, Royalty and Other Interests	Carrying Amount
As of and for the year ended December 31, 2024:

	Cost			Accumulated Depletion
In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion	Disposals	Impairment	Ending	Carrying Amount

Antamina, Peru	$187,682	$—	$187,682	$2,834	$5,284	$—	$—	$8,118	$179,564
Aurizona, Brazil	11,091	—	11,091	3,738	274	—	—	4,012	7,079
Blyvoor, South Africa	106,332	—	106,332	2,069	1,103	—	—	3,172	103,160
Bonikro, Côte d'Ivoire	37,773	—	37,773	8,904	6,806	—	—	15,710	22,063
Caserones, Chile	82,678	—	82,678	7,488	3,724	—	—	11,212	71,466
Cerro Moro, Argentina	74,261	—	74,261	59,045	6,729	—	—	65,774	8,487
Chapada, Brazil	69,561	—	69,561	25,666	2,690	—	—	28,356	41,205
Fruta del Norte, Ecuador	33,268	—	33,268	8,108	1,919	—	—	10,027	23,241
Greenstone, Canada	107,234	6	107,240	—	1,527	—	—	1,527	105,713
Hod Maden, Türkiye	206,995	12	207,007	—	—	—	—	—	207,007
Horne 5, Canada	78,934	—	78,934	—	—	—	—	—	78,934
Houndé, Burkina Faso	45,120	—	45,120	17,935	1,594	—	—	19,529	25,591
Hugo North Extension and Heruga, Mongolia	35,358	30	35,388	—	—	—	—	—	35,388
Mercedes, Mexico	75,898	(25,448)	50,450	24,600	3,892	(6,524)	—	21,968	28,482
Platreef, South Africa	187,000	—	187,000	—	—	—	—	—	187,000
Relief Canyon, USA	37,458	10,504	47,962	18,592	9,282	—	—	27,874	20,088
Vale Royalties, Brazil	117,787	—	117,787	6,407	2,424	—	—	8,831	108,956
Other[1]	595,579	(7,130)	588,449	344,207	9,911	(1,459)	(139)	352,520	235,929
Total[2]	$2,090,009	$(22,026)	$2,067,983	$529,593	$57,159	$(7,983)	$(139)	$578,630	$1,489,353
1.Includes Vatukoula, Black Fox, Highland Valley (disposed of during the year ended December 31, 2024, see note 5(c) below), Cortez Complex (Robertson Deposit), CEZinc, Gualcamayo, Lobo-Marte and others.
2.Stream, royalty and other interests includes non-depletable assets of $31.0 million and depletable assets of $1,458.4 million.
As of and for the year ended December 31, 2023:

	Cost			Accumulated Depletion
In $000s	Opening	Net Additions (Disposals)	Ending	Opening	Depletion	Depletion in Ending Inventory	Disposals	Impairment	Ending	Carrying Amount

Antamina, Peru	$342,227	$(154,545)	$187,682	$5,676	$8,576	$—	$(11,418)	$—	$2,834	$184,848
Aurizona, Brazil	11,091	—	11,091	3,246	492	—	—	—	3,738	7,353
Blyvoor, South Africa	106,332	—	106,332	787	1,225	57	—	—	2,069	104,263
Bonikro, Côte d'Ivoire	37,773	—	37,773	3,106	4,956	842	—	—	8,904	28,869
Caserones, Chile	82,678	—	82,678	1,656	5,832	—	—	—	7,488	75,190
Cerro Moro, Argentina	74,261	—	74,261	48,292	10,753	—	—	—	59,045	15,216
Chapada, Brazil	69,561	—	69,561	22,905	2,761	—	—	—	25,666	43,895
Fruta del Norte, Ecuador	33,268	—	33,268	6,010	2,098	—	—	—	8,108	25,160
Greenstone, Canada	107,234	—	107,234	—	—	—	—	—	—	107,234
Hod Maden, Türkiye	206,969	26	206,995	—	—	—	—	—	—	206,995
Horne 5, Canada	78,934	—	78,934	—	—	—	—	—	—	78,934
Houndé, Burkina Faso	45,120	—	45,120	16,100	1,835	—	—	—	17,935	27,185
Hugo North Extension and Heruga, Mongolia	35,352	6	35,358	—	—	—	—	—	—	35,358
Mercedes, Mexico	70,809	5,089	75,898	8,144	15,787	669	—	—	24,600	51,298
Platreef, South Africa	186,640	360	187,000	—	—	—	—	—	—	187,000
Relief Canyon, USA	26,448	11,010	37,458	12,652	4,731	1,209	—	—	18,592	18,866
Vale Royalties, Brazil	117,787	—	117,787	3,981	2,426	—	—	—	6,407	111,380
Other[1]	609,670	(14,091)	595,579	328,343	13,865	372	—	1,627	344,207	251,372
Total[2]	$2,242,154	$(152,145)	$2,090,009	$460,898	$75,337	$3,149	$(11,418)	$1,627	$529,593	$1,560,416
1.Includes Vatukoula, Black Fox, Highland Valley, Cortez Complex (Robertson Deposit), CEZinc, Gualcamayo, Lobo-Marte and others.
2.Stream, royalty and other interests includes non-depletable assets of $36.5 million and depletable assets of $1,523.9 million.